Other Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities, Current [Abstract]
Other Accrued Liabilities [Text Block]
NOTE 7: OTHER ACCRUED LIABILITIES
Other accrued liabilities consist of the following:

Dollars in thousands	December 31,
	2012	2011
Payroll related expenses	$39,469	$37,498
Procurement cost for content library	36,436	36,031
Business taxes	23,301	21,613
Insurance	8,714	4,172
Professional fees	4,822	4,816
Service contract provider expenses	3,560	6,525
Deferred rent expense	3,191	3,794
Accrued interest expense	1,450	6,192
Income tax payable	826	2,876
Other	24,356	25,479
Total other accrued liabilities	$146,125	$148,996